Segment Information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Information
2. Segment Information
The Company is organized into
two
 segments: Annuities and Life. In addition, the Company reports certain of its results of operations in Corporate & Other.
Annuities
The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders’ needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.
Life
The Life segment consists of insurance products and services, mainly term life insurance, designed to address policyholders’ needs for financial security and protected wealth transfer, which may be on a tax-advantaged basis.
Corporate & Other
Corporate & Other contains the excess capital not allocated to the segments and expenses associated with certain legal proceedings and income tax audit issues.
Financial Measures and Segment Accounting Policies
Adjusted earnings is a financial measure used by management to evaluate performance and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by contract holders by highlighting the results of operations and the underlying profitability drivers of the business.
Adjusted earnings, which may be positive or negative, focuses on the Company’s primary businesses by excluding the impact of market volatility, which could distort trends.
The following are significant items excluded from total revenues in calculating adjusted earnings:
•
Net investment gains (losses);
•
Net derivative gains (losses) except earned income and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and
•
Certain variable annuity GMIB fees (“GMIB Fees”).
The following are significant items excluded from total expenses in calculating adjusted earnings:
•
Amounts associated with benefits related to GMIBs (“GMIB Costs”);
•
Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets; and
•
Amortization of DAC related to (i) net investment gains (losses), (ii) net derivative gains (losses) and (iii) GMIB Fees and GMIB Costs.
The tax impact of the adjustments discussed above is calculated net of the statutory tax rate, which could differ from the
Company’s effective tax rate.
The segment accounting policies are the same as those used to prepare the Company’s financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the methods of capital allocation described below.
Segment investment and capitalization targets are based on statutory oriented risk principles and metrics. Segment invested assets backing liabilities are based on net statutory liabilities plus excess capital. For the variable annuity business, the excess capital held is based on the target statutory total asset requirement consistent with the Company’s variable annuity risk management strategy. For insurance businesses other than variable annuities, excess capital held is based on a percentage of required statutory risk-based capital (“RBC”). Assets in excess of those allocated to the segments, if any, are held in Corporate & Other. Segment net investment income reflects the performance of each segment’s respective invested assets.
Operating results by segment, as well as Corporate & Other, were as follows:

Year Ended December 31, 2022
	Annuities	Life	Corporate & Other	Total
(In millions)
Pre-tax adjusted earnings	$ 14	$ 7	$ (2)	$ 19
Provision for income tax expense (benefit)	1	1	(6)	(4)
Adjusted earnings	$ 13	$ 6	$ 4	23
Adjustments for:
Net investment gains (losses)				(12)
Net derivative gains (losses)				(137)
Other adjustments to net income (loss)				(14)
Provision for income tax (expense) benefit				34
Net income (loss)				$ (106)
Interest revenue	$ 153	$ 33	$ 2
Interest expense	$ —	$ —	$ 3

	Year Ended December 31, 2021
	Annuities	Life	Corporate & Other	Total
	(In millions)
Pre-tax adjusted earnings	$ (22)	$ 16	$ 4	$ (2)
Provision for income tax expense (benefit)	(6)	4	1	(1)
Adjusted earnings	$ (16)	$ 12	$ 3	(1)
Adjustments for:
Net investment gains (losses)				(3)
Net derivative gains (losses)				(76)
Other adjustments to net income (loss)				57
Provision for income tax (expense) benefit				5
Net income (loss)				$ (18)
Interest revenue	$ 121	$ 35	$ 1

	Year Ended December 31, 2020
	Annuities	Life	Corporate & Other	Total
	(In millions)
Pre-tax adjusted earnings	$ (11)	$ 33	$ (6)	$ 16
Provision for income tax expense (benefit)	(4)	7	(2)	1
Adjusted earnings	$ (7)	$ 26	$ (4)	15
Adjustments for:
Net investment gains (losses)				13
Net derivative gains (losses)				129
Other adjustments to net income (loss)				(26)
Provision for income tax (expense) benefit				(24)
Net income (loss)				$ 107
Interest revenue	$ 97	$ 36	$ 1
Total revenues by segment, as well as Corporate & Other, were as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Annuities	$ 156	$ 125	$ 104
Life	34	39	48
Corporate & Other	2	2	2
Adjustments	(136)	(66)	154
Total	$ 56	$ 100	$ 308

Total assets by segment, as well as Corporate & Other, were as follows at:

	December 31,
	2022	2021
	(In millions)
Annuities	$ 9,165	$ 10,745
Life	1,767	1,863
Corporate & Other	619	370
Total	$ 11,551	$ 12,978
Total premiums, universal life and investment-type product policy fees and other revenues by major product group were as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Annuity products	$ 16	$ 16	$ 20
Life insurance products	1	6	12
Total	$ 17	$ 22	$ 32
All of the Company’s premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.
Revenues derived from any individual customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2022, 2021 and 2020.